Consolidated Statments of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net income	$ 1,020,849	$ 1,333,925	$ 869,531
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	246,134	265,077	196,630
Gain on sale and retirement of assets	(28,966)	(328,055)	(5,135)
Earnings of non-controlled entities	(168,961)	(181,117)	(120,994)
Distributions from operations of non-controlled entities	203,602	196,686	146,211
Equity-based incentive compensation expense	24,012	32,053	20,641
Settlement cost, amortization of prior service credit and actuarial loss	8,245	12,135	8,650
Debt prepayment costs	8,270	0	0
Changes in components of operating assets and liabilities (Note 8)	7,994	22,246	15,695
Net cash provided by operating activities	1,321,179	1,352,950	1,131,229
Investing Activities:
Additions to property, plant and equipment	(943,990)	(552,257)	(558,669)
Proceeds from sale and disposition of assets	65,366	576,568	44,392
Investments in non-controlled entities	(212,380)	(216,424)	(134,828)
Distributions from returns of investments in non-controlled entities	8,494	1,786	55,931
Deposits received from undivided joint interest third party	75,258	71,071	0
Net cash used by investing activities	(1,007,252)	(119,256)	(593,174)
Financing Activities:
Distributions paid	(921,606)	(865,431)	(803,216)
Net commercial paper repayments	0	0	(49,986)
Borrowings under long-term notes	996,405	0	496,705
Payments on notes	(550,000)	(250,000)	0
Debt placement costs	(12,012)	(404)	(6,316)
Net receipt (payment) on financial derivatives	(33,342)	24,619	0
Payments associated with settlement of equity-based incentive compensation	(9,764)	(9,285)	(13,875)
Debt prepayment costs	(8,270)	0	0
Net cash used by financing activities	(538,589)	(1,100,501)	(376,688)
Change in cash, cash equivalents and restricted cash	(224,662)	133,193	161,367
Cash, cash equivalents and restricted cash at beginning of period	309,261	176,068	14,701
Cash, cash equivalents and restricted cash at end of period	84,599	309,261	176,068
Noncash Investing and Financing Items [Abstract]
Contribution of property, plant and equipment to a non-controlled entity	0	0	97,638
Additions to property, plant and equipment	(980,575)	(562,296)	(572,744)
Changes in accounts payable and other current liabilities related to capital expenditures	36,585	10,039	14,075
Additions to property, plant and equipment, net	$ (943,990)	$ (552,257)	$ (558,669)